Restatement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Gains from non-monetary and cash refunds on recalled infusion pumps		$ 5,800,000		$ 9,700,000	$ 15,800,000	$ 5,300,000
Adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances				1,000,000	1,000,000
Increase in taxes payable and provision for income taxes					300,000
Assets
Deferred income taxes	10,115,000		10,115,000		9,960,000	10,715,000
Total current assets	101,372,000		101,372,000		92,128,000	78,780,000
Goodwill	335,577,000		335,577,000		325,911,000	280,211,000	280,211,000
Total assets	960,524,000		960,524,000		936,932,000	833,028,000	835,403,000
Liabilities and Shareholders' Equity
Other accrued expenses	11,756,000		11,756,000		10,352,000	9,472,000
Total current liabilities	80,224,000		80,224,000		72,986,000	58,994,000
Deferred income taxes	75,295,000		75,295,000		73,289,000	69,663,000
Accumulated deficit	(132,256,000)		(132,256,000)		(109,666,000)	(87,276,000)
Total Universal Hospital Services, Inc. equity	73,098,000		73,098,000		92,801,000	146,739,000
Total equity	73,481,000	103,544,000	73,481,000	103,544,000	93,187,000	146,739,000	173,991,000	188,451,000
Total liabilities and equity	960,524,000		960,524,000		936,932,000	833,028,000
Revenue
Medical equipment outsourcing	74,134,000	69,002,000	226,599,000	205,159,000	275,910,000	245,145,000	232,623,000
Technical and professional services	20,066,000	13,852,000	62,545,000	36,083,000	54,058,000	44,426,000	42,395,000
Medical equipment sales and remarketing	7,619,000	6,490,000	23,250,000	17,972,000	25,188,000	22,541,000	22,186,000
Total revenues	101,819,000	89,344,000	312,394,000	259,214,000	355,156,000	312,112,000	297,204,000
Cost of Sales
Cost of medical equipment outsourcing	28,736,000	23,814,000	77,273,000	72,785,000	97,703,000	86,210,000	83,553,000
Cost of technical and professional services	14,455,000	10,540,000	47,109,000	26,650,000	40,518,000	31,690,000	30,539,000
Cost of medical equipment sales and remarketing	6,014,000	5,215,000	18,112,000	14,115,000	19,734,000	16,342,000	18,177,000
Medical equipment depreciation	18,104,000	17,006,000	52,329,000	51,678,000	68,032,000	69,496,000	64,267,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309,000	56,575,000	194,823,000	165,228,000	225,987,000	203,738,000	196,536,000
Gross margin	34,510,000	32,769,000	117,571,000	93,986,000	129,169,000	108,374,000	100,668,000
Provision (benefit) for income taxes	90,000	(145,000)	(2,883,000)	(6,410,000)	(8,343,000)	1,692,000	(11,489,000)
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Net loss attributable to Universal Hospital Services, Inc.	(21,594,000)	(5,745,000)	(22,590,000)	(14,341,000)	(22,390,000)	(29,111,000)	(18,573,000)
Effects of the restatement on the consolidated statements of comprehensive income
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Comprehensive loss	(21,392,000)	(3,616,000)	(19,135,000)	(8,790,000)	(18,987,000)	(27,252,000)	(14,460,000)
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594,000)	(3,775,000)	(19,703,000)	(9,087,000)	(19,438,000)	(27,252,000)	(14,460,000)
Cash flows from operating activities:
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Deferred income taxes			(3,557,000)	(6,717,000)	(8,728,000)	1,401,000	(11,767,000)
Net cash provided by operating activities			51,613,000	56,067,000	57,691,000	76,156,000	55,988,000
Previously Reported
Assets
Deferred income taxes					12,328,000
Total current assets					94,496,000
Goodwill					326,618,000
Total assets					940,007,000
Liabilities and Shareholders' Equity
Other accrued expenses					9,720,000
Total current liabilities					72,354,000
Deferred income taxes					75,657,000
Accumulated deficit					(108,327,000)
Total Universal Hospital Services, Inc. equity					(94,140,000)
Total equity					94,526,000
Total liabilities and equity					940,007,000
Revenue
Medical equipment outsourcing		74,787,000		214,873,000	291,753,000	250,455,000
Technical and professional services		13,852,000		36,083,000	54,058,000	44,426,000
Medical equipment sales and remarketing		6,490,000		17,972,000	25,188,000	22,541,000
Total revenues		95,129,000		268,928,000	370,999,000	317,422,000
Cost of Sales
Cost of medical equipment outsourcing		29,599,000		82,499,000	113,546,000	91,520,000
Cost of technical and professional services		10,540,000		26,650,000	40,518,000	31,690,000
Cost of medical equipment sales and remarketing		5,215,000		14,115,000	19,734,000	16,342,000
Medical equipment depreciation		17,006,000		51,678,000	68,032,000	69,496,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		62,360,000		174,942,000	241,830,000	209,048,000
Gross margin		32,769,000		93,986,000	129,169,000	108,374,000
Provision (benefit) for income taxes		(145,000)		(7,451,000)	(9,682,000)
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Net loss attributable to Universal Hospital Services, Inc.		(5,745,000)		(13,300,000)	(21,051,000)
Effects of the restatement on the consolidated statements of comprehensive income
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Comprehensive loss					(17,648,000)
Comprehensive loss attributable to Universal Hospital Services, Inc.					(18,099,000)
Cash flows from operating activities:
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Deferred income taxes				(7,758,000)	(10,067,000)
Net cash provided by operating activities				56,067,000	57,691,000
Adjustments
Assets
Deferred income taxes					(2,368,000)
Total current assets					(2,368,000)
Goodwill					(707,000)
Total assets					(3,075,000)
Liabilities and Shareholders' Equity
Other accrued expenses					632,000
Total current liabilities					632,000
Deferred income taxes					(2,368,000)
Accumulated deficit					(1,339,000)
Total Universal Hospital Services, Inc. equity					(1,339,000)
Total equity					(1,339,000)
Total liabilities and equity					(3,075,000)
Revenue
Medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total revenues		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Cost of Sales
Cost of medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Provision (benefit) for income taxes				1,041,000	(1,339,000)
Consolidated net loss				(1,041,000)	(1,339,000)
Net loss attributable to Universal Hospital Services, Inc.				(1,041,000)	(1,339,000)
Effects of the restatement on the consolidated statements of comprehensive income
Consolidated net loss				(1,041,000)	(1,339,000)
Comprehensive loss					(1,339,000)
Comprehensive loss attributable to Universal Hospital Services, Inc.					(1,339,000)
Cash flows from operating activities:
Consolidated net loss				(1,041,000)	(1,339,000)
Deferred income taxes				$ 1,041,000	$ 1,339,000